CONCENTRATIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentrations
Accounts Receivable	$ 9,303,000	$ 8,364,000
Number of real estate properties owned	19	19
Number of notes receivable owned		1
Number of states in which real estate properties are owned	4	4
Revenues | Tenant Revenue Concentrations | Governmental Tenants
Concentrations
Concentration risk (as a percent)	28.00%	28.00%	25.00%
Accounts Receivable	$ 5,596,000	$ 4,434,000
Revenues | Geographical Concentrations
Concentrations
Concentration risk (as a percent)	100.00%	100.00%	100.00%
Revenues | Geographical Concentrations | California
Concentrations
Concentration risk (as a percent)	57.10%	58.00%	59.20%
Revenues | Geographical Concentrations | North Carolina
Concentrations
Concentration risk (as a percent)	6.10%	6.50%	7.20%
Revenues | Geographical Concentrations | Texas
Concentrations
Concentration risk (as a percent)	8.10%	7.60%	7.70%
Revenues | Geographical Concentrations | New York
Concentrations
Concentration risk (as a percent)	2.20%	2.10%	1.00%
Revenues | Geographical Concentrations | Washington, D.C.
Concentrations
Concentration risk (as a percent)	26.50%	25.80%	24.90%
Real estate investments | Geographical Concentrations
Concentrations
Concentration risk (as a percent)	100.00%	100.00%
Real estate investments | Geographical Concentrations | California
Concentrations
Concentration risk (as a percent)	50.50%	50.80%
Real estate investments | Geographical Concentrations | North Carolina
Concentrations
Concentration risk (as a percent)	5.60%	5.70%
Real estate investments | Geographical Concentrations | Texas
Concentrations
Concentration risk (as a percent)	7.70%	7.60%
Real estate investments | Geographical Concentrations | New York
Concentrations
Concentration risk (as a percent)	3.70%	3.70%
Real estate investments | Geographical Concentrations | Washington, D.C.
Concentrations
Concentration risk (as a percent)	32.50%	32.20%